Pensions and Other Postretirement Benefits (Adoption of Spot Rate Approach) (Details) CAD in Millions	12 Months Ended
Dec. 31, 2017 CAD
Change in Assumptions for Pension Plans [Member]
Adoption of the spot rate approach
Net periodic benefit cost (income) due to change in accounting estimate	CAD (130)